INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 20, 2018 CAD ($)	Mar. 29, 2018 USD ($)
Disclosure of joint ventures [line items]
Goodwill	$ 3,878	$ 3,871
Property, plant and equipment	14,730	13,546
Long-term debt	7,057	7,300
Investments in equity accounted investees	6,368	6,229
Exchange gain on translation of foreign operations	330	1
Distributions from equity accounted investees	(622)	(157)
Contributions to equity accounted investees	58	7
Joint ventures
Disclosure of joint ventures [line items]
Goodwill	98	90
Property, plant and equipment	3,000	3,100
Long-term debt	52	87
Investments in equity accounted investees			$ 2,600
Exchange gain on translation of foreign operations	295	16
Distributions from equity accounted investees	(622)	(157)
Contributions to equity accounted investees	58	7
Ruby Pipeline
Disclosure of joint ventures [line items]
Investments in equity accounted investees	$ 1,648	$ 1,516
Proportion of ownership interest in joint venture	50.00%	50.00%
Term Loan | Ruby Pipeline
Disclosure of joint ventures [line items]
Quarterly amortization amount						$ 8
Bullet payment due at maturity						70
Ruby Pipeline | Term Loan
Disclosure of joint ventures [line items]
Notional amount						203
Quarterly amortization amount						16
Bullet payment due at maturity						$ 141
Veresen Midstream | Revolving Credit Facility
Disclosure of joint ventures [line items]
Notional amount					$ 200
Veresen Midstream | Term Loan A
Disclosure of joint ventures [line items]
Notional amount					$ 2,600
Veresen Midstream | Term Loan B
Disclosure of joint ventures [line items]
Notional amount repaid at maturity				$ 705